PARTY-IN-INTEREST TRANSACTIONS (Details) - EBP 401 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Total investment assets at fair value	$ 581,524,005	$ 650,130,350
Gildan common stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Percentage of common stock	1.60%	2.20%
Investment (in shares)	149,573	1,738,245
Total investment assets at fair value	$ 9,342,330	$ 14,149,314